Non-Operating Income (Expenses), Net (Details) - Schedule of Non-operating Income (expenses), Net - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Non-operating Income (expenses), Net [Abstract]
Dividend income from marketable securities	$ 1,506	$ 1,093	$ 974
Interest income from bank deposits	669	282	245
Unrealized gain (loss) from marketable securities	952	(3,973)	872
Realized gain from sales of marketable securities		581	1,073
Rental income, net of depreciation charges	498	1,328	2,209
Others	409	116	(65)
Non-operating income (expenses), net	$ 4,034	$ (573)	$ 5,308